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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7


Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy
Title:   Chief Operating Officer
Phone:   (416) 363-5854  x222

Signature, Place, and Date of Signing:


    /s/ Blake Murphy            Toronto, Ontario          January 18, 2011
--------------------------   -----------------------   ----------------------
      [Signature]                [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   86

Form 13F Information Table Value Total:   $4,138,396 (thousands)




List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number       Name
---           --------------------       ----
1             28-_________________       Leith Wheeler Investment Counsel Ltd.


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                      TITLE                     VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP       (X1000)     PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE      SHARED     NONE
--------------        -----------  -----       -------  ------------ ---  ---- ---------- --------  ------------ ------ ------------
3M COMPANY            COMMON       88579Y101    51,823    600,500.00           DEFINED                                    600,500.00
3M COMPANY            COMMON       88579Y101    99,461  1,152,500.00           SOLE                 1,063,800.00           88,700.00
AMERICAN EXPRESS CO   COMMON       025816109     3,944     91,900.00           DEFINED                                     91,900.00
AMERICAN EXPRESS CO   COMMON       025816109     8,275    192,800.00           SOLE                   179,700.00           13,100.00
APACHE CORP           COMMON       037411105    49,183    412,505.00           DEFINED                                    412,505.00
APACHE CORP           COMMON       037411105    96,654    810,650.00           SOLE                   768,550.00           42,100.00
BECTON DICKINSON      COMMON       075887109    33,982    402,060.00           DEFINED                                    402,060.00
BECTON DICKINSON      COMMON       075887109    62,342    737,600.00           SOLE                   677,200.00           60,400.00
BEMIS INC             COMMON       081437105    25,171    770,700.00           DEFINED                                    770,700.00
BEMIS INC             COMMON       081437105    41,925  1,283,680.00           SOLE                 1,185,580.00           98,100.00
BERKSHIRE HATHAWAY    CLASS B      084670702    29,460    367,740.00           DEFINED                                    367,740.00
BERKSHIRE HATHAWAY    CLASS B      084670702    62,949    785,780.00           SOLE                   724,640.00           61,140.00
BROWN FORMAN CORP     CLASS B      115637209    13,868    199,200.00           DEFINED                                    199,200.00
BROWN FORMAN CORP     CLASS B      115637209     3,248     46,650.00           SOLE                    46,650.00
CARNIVAL CORP         COMMON       143658300    47,697  1,034,425.00           DEFINED                                  1,034,425.00
CARNIVAL CORP         COMMON       143658300    97,215  2,108,334.00           SOLE                 1,945,028.00          163,306.00
COCA-COLA CO          COMMON       191216100    38,991    592,840.00           DEFINED                                    592,840.00
COCA-COLA CO          COMMON       191216100    49,735    756,200.00           SOLE                   700,600.00           55,600.00
CRANE CO              COMMON       224399105     8,586    209,050.00           DEFINED                                    209,050.00
CRANE CO              COMMON       224399105    16,761    408,100.00           SOLE                   376,790.00           31,310.00
DENTSPLY INTL INC     COMMON       249030107     4,681    137,000.00           DEFINED                                    137,000.00
DENTSPLY INTL INC     COMMON       249030107    10,398    304,300.00           SOLE                   280,700.00           23,600.00
EAGLE MATERIALS       COMMON       26969P108     6,062    214,600.00           DEFINED                                    214,600.00
EAGLE MATERIALS       COMMON       249030107    10,162    359,726.00           SOLE                   331,126.00           28,600.00
FORTUNE BRANDS INC    COMMON       349631101    31,890    529,300.00           DEFINED                                    529,300.00
FORTUNE BRANDS INC    COMMON       349631101     7,507    124,600.00           SOLE                   124,600.00
GANNETT INC           COMMON       364730101    26,010  1,723,650.00           DEFINED                                  1,723,650.00
GANNETT INC           COMMON       364730101    30,141  1,997,410.00           SOLE                 1,859,720.00          137,690.00
GRANITE CONSTR INC    COMMON       387328107     9,181    334,700.00           DEFINED                                    334,700.00
GRANITE CONSTR INC    COMMON       387328107     9,768    356,100.00           SOLE                   328,800.00           27,300.00
HARLEY DAVIDSON INC   COMMON       412822108     2,883     83,150.00           DEFINED                                     83,150.00
HARLEY DAVIDSON INC   COMMON       412822108     6,137    177,000.00           SOLE                   163,400.00           13,600.00
HEARTLAND EXPRESS IN  COMMON       422347104     8,727    544,772.00           DEFINED                                    544,772.00
HEARTLAND EXPRESS IN  COMMON       422347104     1,698    105,973.00           SOLE                   105,973.00
HOME DEPOT INC        COMMON       437076102     6,011    171,450.00           DEFINED                                    171,450.00
HOME DEPOT INC        COMMON       437076102    13,551    386,500.00           SOLE                   354,900.00           31,600.00
HUBBELL INC           CLASS B      443510201    22,508    374,320.00           DEFINED                                    374,320.00
HUBBELL INC           CLASS B      443510201    42,560    707,800.00           SOLE                   652,200.00           55,600.00
INTEL CORP            COMMON       458140100    19,415    923,215.00           DEFINED                                    923,215.00
INTEL CORP            COMMON       458140100    35,843  1,704,370.00           SOLE                 1,573,320.00          131,050.00
JOHNSON & JOHNSON     COMMON       478160104    48,216    779,570.00           DEFINED                                    779,570.00
JOHNSON & JOHNSON     COMMON       478160104   100,655  1,627,400.00           SOLE                 1,502,600.00          124,800.00
LENNAR CORP           CLASS B      526057302     7,563    485,750.00           DEFINED                                    485,750.00
LENNAR CORP           CLASS B      526057302     1,625    104,358.00           SOLE                   104,358.00
MARKEL CORP           COMMON       570535104    59,085    156,257.00           DEFINED                                    156,257.00
MARKEL CORP           COMMON       570535104   116,861    309,050.00           SOLE                   284,084.00           24,966.00
MARTIN MARIETTA MATL  COMMON       573284106     4,787     51,900.00           DEFINED                                     51,900.00
MARTIN MARIETTA MATL  COMMON       573284106    11,585    125,600.00           SOLE                   115,700.00            9,900.00
MDU RES GROUP INC     COMMON       552690109    33,620  1,658,600.00           DEFINED                                  1,658,600.00
MDU RES GROUP INC     COMMON       552690109    43,112  2,126,900.00           SOLE                 1,974,200.00          152,700.00
MERCK & CO INC        COMMON       58933Y105    43,953  1,219,575.00           DEFINED                                  1,219,575.00
MERCK & CO INC        COMMON       58933Y105    79,353  2,201,800.00           SOLE                 2,033,200.00          168,600.00
MICROSOFT CORP        COMMON       594918104    33,782  1,210,402.00           DEFINED                                  1,210,402.00
MICROSOFT CORP        COMMON       594918104    51,999  1,863,100.00           SOLE                 1,723,200.00          139,900.00
NABORS INDS LTD       COMMON       G6359F103    33,862  1,443,400.00           DEFINED                                  1,443,400.00
NABORS INDS LTD       COMMON       G6359F103    62,671  2,671,400.00           SOLE                 2,468,400.00          203,000.00
PETROLEO BRASILEIRO   ADR
                      (2 ORD SHRS) 71654V408   243,503  6,435,078.00           SOLE                 6,112,878.00          322,200.00
PFIZER INC            OMMON        717081103    44,709  2,553,330.00           DEFINED                                  2,553,330.00
PFIZER INC            COMMON       717081103    77,541  4,428,380.00           SOLE                 4,092,260.00          336,120.00
POSCO                 ADR (0.25
                       ORD SHRS)   693483109    78,559    729,488.00           SOLE                   691,888.00           37,600.00
PROCTER & GAMBLE CO   COMMON       742718109    43,174    671,134.00           DEFINED                                    671,134.00
PROCTER & GAMBLE CO   COMMON       742718109    80,445  1,250,500.00           SOLE                 1,154,700.00           95,800.00
RYANAIR HLDGS         SP ADR
                      (5 ORD)      783513104   215,016  6,990,110.00           SOLE                 6,644,310.00          345,800.00
SAMSUNG ELECTRS LTD   GDR 144A
                      (0.5 ORD)    796050888   345,363    826,033.00           SOLE                   783,343.00           42,690.00
SANDERSON FARMS       COMMON       800013104     3,112     79,500.00           DEFINED                                     79,500.00
SANDERSON FARMS       COMMON       800013104       944     24,100.00           SOLE                    24,100.00
SIGNET                ORD USD0.18  B3C9VJ1     253,559  5,842,374.00           SOLE                 5,520,757.00          321,617.00
SIMPSON MANUFACTURIN  COMMON       829073105     4,213    136,300.00           DEFINED                                    136,300.00
SIMPSON MANUFACTURIN  COMMON       829073105     1,085     35,100.00           SOLE                    35,100.00
SK TELECOM CO LTD     ADR(1/9 ORD) 78440P108   191,539 10,281,189.00           SOLE                 9,788,089.00          493,100.00
SYSCO CORP            COMMON       871829107    24,484    832,800.00           DEFINED                                    832,800.00
SYSCO CORP            COMMON       871829107    36,629  1,245,900.00           SOLE                 1,152,900.00           93,000.00
TELLABS INC           COMMON       879664100    24,314  3,586,150.00           DEFINED                                  3,586,150.00
TELLABS INC           COMMON       879664100    35,588  5,248,900.00           SOLE                 4,867,452.00          381,448.00
TIDEWATER INC         COMMON       886423102    45,255    840,550.00           DEFINED                                    840,550.00
TIDEWATER INC         COMMON       886423102    74,649  1,386,500.00           SOLE                 1,287,000.00           99,500.00
UNITED TECHNOLOGIES   COMMON       913017109    11,233    142,700.00           DEFINED                                    142,700.00
UNITED TECHNOLOGIES   COMMON       913017109    24,427    310,300.00           SOLE                   284,200.00           26,100.00
WALGREEN CO           COMMON       931422109    47,753  1,225,700.00           DEFINED                                  1,225,700.00
WALGREEN CO           COMMON       931422109    90,722  2,328,600.00           SOLE                 2,148,800.00          179,800.00
WALT DISNEY CO        COMMON       254687106    10,679    284,700.00           DEFINED                                    284,700.00
WALT DISNEY CO        COMMON       254687106    25,300    674,500.00           SOLE                   621,700.00           52,800.00
WASHINGTON FED INC    COMMON       938824109    28,600  1,690,300.00           DEFINED                                  1,690,300.00
WASHINGTON FED INC    COMMON       938824109    58,639  3,465,675.00           SOLE                 3,196,695.00          268,980.00
WELLS FARGO & CO      COMMON       949746101    46,346  1,495,512.00           DEFINED                                  1,495,512.00
WELLS FARGO & CO      COMMON       949746101    91,881  2,964,860.00           SOLE                 2,722,760.00          242,100.00
                                             ---------
                                             4,138,396